Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of net revenue
The following tables summarize previously reported revenues for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Agriculture	$10,959	$11,682	$10,683
Construction	2,768	3,021	2,530
Commercial and Specialty Vehicles	10,439	10,939	10,562
Powertrain	4,117	4,565	4,369
Eliminations and Other	(2,134)	(2,376)	(2,375)
Total Industrial Activities	26,149	27,831	25,769
Financial Services	2,011	1,989	2,028
Eliminations and Other	(81)	(114)	(96)
Total Revenues	$28,079	$29,706	$27,701
The following highlights revenues earned from external customers in the rest of the world by destination:

	2019	2018	2017
	(in millions)
United States	$5,610	$5,719	$5,014
Italy	3,253	3,383	3,021
France	3,030	2,994	2,658
Brazil	2,105	2,093	1,789
Germany	1,875	2,062	1,833
Canada	1,087	1,124	1,182
Australia	739	929	1,063
Spain	987	1,084	1,016
Argentina	509	524	984
Poland	604	658	507
Other	7,392	8,130	7,770
Total Revenues from external customers in the rest of world	$27,191	$28,700	$26,837

Summary of disaggregation of revenue
The following table disaggregates previously reported revenues by major source for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(in millions)

Revenues from:
Sales of goods	$25,103	$26,838	$24,987
Rendering of services and other revenues	660	527	438
Rents on assets sold with a buy-back commitment	386	466	344
Revenues from sales of goods and services	$26,149	$27,831	$25,769
Finance and interest income	1,164	1,115	1,185
Rents and other income on operating lease	766	760	747
Finance, interest and other income	$1,930	$1,875	$1,932
Total Revenues	$28,079	$29,706	$27,701